Restatement of Previously Issued Financial Statements (Tables) - BOWX ACQUISITION CORP [Member]	7 Months Ended
Dec. 31, 2020
Schedule of Investments [Line Items]
Schedule of Restatement of Balance Sheet

	As of December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Balance Sheet
Total assets	$484,520,512	$—	$484,520,512

Liabilities and stockholders’ equity
Total current liabilities	$211,262	$—	$211,262
Deferred underwriting commissions	16,905,000	—	16,905,000
Warrant liabilities	—	13,292,400	13,292,400

Total liabilities	17,116,262	13,292,400	30,408,662
Class A common stock, $0.0001 par value; shares subject to possible redemption	462,404,240	(13,292,400)	449,111,840
Stockholders’ equity
Preferred stock - $0.0001 par value	—	—	—
Class A common stock - $0.0001 par value	206	133	339
Class B common stock - $0.0001 par value	1,208	—	1,208
Additional paid-in-capital	5,135,568	4,673,211	9,808,779
Accumulated deficit	(136,972)	(4,673,344)	(4,810,316)

Total stockholders’ equity	5,000,010	—	5,000,010

Total liabilities and stockholders’ equity	$484,520,512	$—	$484,520,512

	As of August 7, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Balance Sheet
Total assets	$422,012,234	$—	$422,012,234

Liabilities and stockholders’ equity
Total current liabilities	$592,438	$—	$592,438
Deferred underwriting commissions	14,700,000	—	14,700,000
W’arrant liabilities	—	7,696,000	7,696,000

Total liabilities	15,292,438	7,696,000	22,988,438
Class A common stock, $0.0001 par value; shares subject to possible redemption	401,719,790	(7,696,000)	394,023,790
Stockholders’ equity
Preferred stock- $0.0001 par value	—	—	—
Class A common stock - $0.0001 par value	183	77	260
Class B common stock - $0.0001 par value	1,208	—	1,208
Additional paid-in-capital	5,050,490	8,257	5,058,747
Accumulated deficit	(51,875)	(8,334)	(60,209)

Total stockholders’ equity	5,000,006	—	5,000,006

Total liabilities and stockholders’ equity	$422,012,234	$—	$422,012,234

Schedule of Restatement of Statement of Operations

	For the Period from May 19, 2020 (inception) to December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Statement of Operations
Loss from operations	$(342,013)	$—	$(342,013)
Change in fair value of warrant liabilities	—	(4,664,000)	(4,664,000)
Offering costs associated with private placement warrants	—	(9,344)	(9,344)
Net gain from investments held in Trust Account	227,051	—	227,051

Loss before income tax expense	(114,962)	(4,673,344)	(4,788,306)
Income tax expense	22,010	—	22,010

Net loss	$(136,972)	$(4,673,344)	$(4,810,316)

Weighted average Class A common stock outstanding, basic and diluted	48,042,857	—	48,042,857
Basic and diluted net income per Class A common stock	$—	$—	$0.00
Weighted average Class B common stock outstanding, basic and diluted	11,509,432	—	11,509,432
Basic and diluted net loss per Class B common stock	$(0.02)	$—	$(0.43)

Schedule of Restatement of Statement of Cash Flows

	For the Period from May 19, 2020 (inception) to December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Statement of Cash Flows
Net cash used in operating activities	(599,792)	—	(599,792)
Net cash used in investing activities	(483,000,000)		(483,000,000)
Net cash provided by financing activities	484,520,841		484,520,841

Net change in cash	$921,049	$—	$921,049